SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
OPERATING ACTIVITIES OF THE GROUP
SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies. All the segments are grouped and analyzed as three main markets - our cornerstone, our growth engines and our frontier markets - representing the Company's strategy and capital allocation framework.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.
As of January 1, 2019, the Company adopted the new accounting standard IFRS 16 Leases. Accordingly, operating lease expenses are no longer recorded in the income statement but are instead considered in recording a lease liability in the statement of financial position. The Company applied a modified retrospective approach, which means that prior period comparatives were not restated. Refer to Note 24 for more details. As a result, Adjusted EBITDA in 2019 is not comparable to Adjusted EBITDA in 2018 and 2017.
As of December 31, 2019, management decided to include Kazakhstan as a separate reportable segment due to the increased impact of Kazakhstan operations on the overall business (previously presented within 'Other'). In addition, management decided to show the financial impact of HQ from operating companies. Comparative figures for 2018 and 2017 have been adjusted to reflect this change.
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions between segments are not material, and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU
	2019	2018	2017	2019	2018	2017	2019	2018	2017

Our cornerstone
Russia	4,481	4,654	4,729	1,957	1,677	1,788	976	742	667

Our growth engines
Pakistan	1,321	1,494	1,525	669	714	703	213	199	240
Ukraine	870	688	622	572	387	347	156	115	98
Kazakhstan	486	441	416	270	206	180	108	66	75
Uzbekistan	258	315	513	136	136	261	53	39	63

Our frontier markets
Algeria	775	813	915	354	363	426	108	107	132
Bangladesh	537	521	574	222	183	233	82	93	101
Other and eliminations	135	160	180	312	(34)	(26)	38	43	53

HQ	—	—	—	(277)	(359)	(325)	7	11	31

Total segments	8,863	9,086	9,474	4,215	3,273	3,587	1,741	1,415	1,460

The following table provides the reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax for the years ended December 31:

	2019	2018	2017

Total Segments Adjusted EBITDA	4,215	3,273	3,587

Depreciation	(1,652)	(1,339)	(1,491)
Amortization	(394)	(495)	(537)
Impairment (loss) / reversal	(108)	(858)	(66)
Gain / (loss) on disposal of non-current assets	(43)	(57)	(26)
Gain / (loss) on sale of subsidiaries	1	30	—
Finance costs	(892)	(816)	(935)
Finance income	53	67	95
Other non-operating gain / (loss), net	21	(68)	(97)
Share of loss of joint ventures and associates	—	—	(22)
Impairment of joint ventures and associates	—	—	(110)
Net foreign exchange gain / (loss)	(20)	15	(70)

Profit / (loss) before tax from continuing operations	1,181	(248)	328

Geographical information of non-current assets
The total of non-current assets (other than financial instruments, investments in subsidiaries and deferred tax assets, which are included in 'HQ and eliminations' along with consolidation eliminations), broken down by location of the assets, is shown in the following tables:

	2019	2018

Our cornerstone
Russia	6,797	4,794

Our growth engines
Pakistan	1,662	1,661
Ukraine	1,022	748
Kazakhstan	554	458
Uzbekistan	217	212

Our frontier markets
Algeria	1,926	1,890
Bangladesh	855	773
Other and eliminations	499	438

HQ	28	18

Total segments	13,560	10,992